Average Annual Total Returns		12 Months Ended	27 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	26.43%
God Bless America ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		30.30%	35.96%
Performance Inception Date			Oct. 10, 2022
God Bless America ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		30.15%	35.11%
God Bless America ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.05%	28.15%

[1]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.